UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2004

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Metropolitan Capital Advisors, Inc.
Address:              660 Madison Avenue, 20th Floor
                      New York, NY  10021


Form 13F File Number: 028-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Karen Finerman
Title:                President
Phone:                (212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman                 New York, NY              November 12, 2004
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     52

Form 13F Information Table Value Total:     264,363
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                             FORM 13F INFORMATION TABLE
             NAME OF REPORTING MANAGER: METROPOLITAN CAPITAL ADVISORS, INC
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  Item   1                     Item 2         Item 3     Item 4           Item 5         Item 6        Item 7        Item 8

                                                                                                                     Voting
  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

AK Steel Holding Corp          COM           001547108      650        79,700  SH         SHARED-DEFINED          79,700
Altria Group Inc.              COM           02209S103    3,453        73,400  SH  CALL   SHARED-DEFINED          73,400
Amphenol Corp                  COM           032095101    4,080       119,100  SH         SHARED-DEFINED         119,100
AT&T Wireless Group            COM           00209A106    6,703       453,519  SH         SHARED-DEFINED         453,519
AT&T Wireless Group            COM           00209A106    6,293       425,800  SH  CALL   SHARED-DEFINED         425,800
AT&T Wireless Group            COM           00209A106      591        40,000  SH  PUT    SHARED-DEFINED          40,000
B.F. Goodrich & Co             COM           382388106      975        31,080  SH         SHARED-DEFINED          31,080
Bank of America                COM           060505104   12,266       283,100  SH         SHARED-DEFINED         283,100
Bank of America                COM           060505104    9,614       221,870  SH  CALL   SHARED-DEFINED         221,870
Bennett Environmental          COM           081906109    2,548       514,500  SH         SHARED-DEFINED         514,500
Cablevision Systems Corp       CL A          12686C109    2,809       138,500  SH         SHARED-DEFINED         138,500
Cheniere Energy Inc            COM NEW       16411R208    1,589        80,400  SH         SHARED-DEFINED          80,400
Citigroup Inc                  COM           172967101   13,082       296,500  SH         SHARED-DEFINED         296,500
Citigroup Inc                  COM           172967101    5,356       121,400  SH  CALL   SHARED-DEFINED         121,400
Comcast Corp                   CL A          20030N101    2,928       103,695  SH         SHARED-DEFINED         103,695
Corrections Corp of America    COM NEW       22025Y407    4,148       117,300  SH         SHARED-DEFINED         117,300
Cox Communications             COM           224043109    8,034       242,500  SH         SHARED-DEFINED         242,500
Deckers Outdoor Corp           COM           243537107    8,245       242,500  SH         SHARED-DEFINED         242,500
DIRECTV Group Inc.             COM           25459L106    9,937       564,900  SH         SHARED-DEFINED         564,900
Echostar Communication         NOTE          278762AG4   14,228    14,000,000  PRN        SHARED-DEFINED      14,000,000
Finish Line Inc                CL A          317923100    6,339       205,000  SH         SHARED-DEFINED         205,000
First Data  Corp               COM           319963104    1,270        29,200  SH         SHARED-DEFINED          29,200
Foot Locker                    COM           344849104    4,648       196,100  SH         SHARED-DEFINED         196,100
Fox Entertainment Grp Inc      CL A          35138T107    8,683       313,000  SH         SHARED-DEFINED         313,000
Golar LNG Ltd                  SHS           G9456A100      506        32,400  SH         SHARED-DEFINED          32,400
Gray Television Inc.           COM           389375106    1,140        95,800  SH         SHARED-DEFINED          95,800
Halliburton Co Hldg            COM           406216101   26,413       784,000  SH         SHARED-DEFINED         784,000
Hudson Highland Group Inc.     COM           443792106    8,596       294,500  SH         SHARED-DEFINED         294,500
J. P. Morgan                   COM           46625H100    8,200       206,400  SH         SHARED-DEFINED         206,400
Millennium Pharmaceutical      COM           599902103    1,653       120,944  SH         SHARED-DEFINED         120,944
Neighborcare Inc.              COM           64015Y104    1,767        69,700  SH  CALL   SHARED-DEFINED          69,700
News Corp Ltd ADR              ADR NEW       625487703    3,362       107,300  SH         SHARED-DEFINED         107,300
NII Holdings Inc.              CL B          62913F201    1,014        24,594  SH         SHARED-DEFINED          24,594
Nisource Inc                   COM           65473P105      790        37,600  SH         SHARED-DEFINED          37,600
Northrop Grumman Corp          COM           666807102    2,421        45,400  SH         SHARED-DEFINED          45,400
Peoplesoft Inc                 COM           712713106    1,346        67,800  SH         SHARED-DEFINED          67,800
Peoplesoft Inc                 COM           712713106    6,348       319,800  SH  CALL   SHARED-DEFINED         319,800
Peoplesoft Inc                 COM           712713108    1,346        67,800  SH  PUT    SHARED-DEFINED          67,800
Regions Financial Corp.        COM           758940100    9,250       279,799  SH         SHARED-DEFINED         279,799
Telewest Global Inc            COM           87956T107    1,482       127,575  SH         SHARED-DEFINED         127,575
PAGE TOTAL:                                             214,102

Tenet Healthcare               COM           88033G100       65         6,000  SH         SHARED-DEFINED           6,000
Tenet Healthcare               COM           88033G100       59         5,500  SH  PUT    SHARED-DEFINED           5,500
Tenet Healthcare               COM           88033G100    3,587       332,400  SH  CALL   SHARED-DEFINED         332,400
Texas Utilities Holdings       COM           873168108    4,917       102,600  SH         SHARED-DEFINED         102,600
Tommy Hilfiger Corp            ORD           G8915Z102    3,481       352,700  SH  CALL   SHARED-DEFINED         352,700
Tyco International Ltd.        COM           902124106      325        10,600  SH         SHARED-DEFINED          10,600
Tyco International Ltd.        COM           902124106   21,557       703,100  SH  CALL   SHARED-DEFINED         703,100
Viacom                         CL B          925524308    9,867       294,000  SH         SHARED-DEFINED         294,000
Vodafone Airtouch PLC          ADR           92857W100      562        23,300  SH         SHARED-DEFINED          23,300
Warwick Valley Telephone Co    COM           936750108    1,989        83,702  SH         SHARED-DEFINED          83,702
Wet Seal Inc                   CL A          961840105      402       242,100  SH         SHARED-DEFINED         242,100
Zimmer Holdings Inc            COM           98956P102    3,449        43,638  SH         SHARED-DEFINED          43,638
PAGE TOTAL:                                              50,260
GRAND TOTAL:                                            264,363


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